ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2019 and  2018:

	2019	2018
Accounts receivable	$2,757,013	$1,538,793
Allowance for doubtful accounts	(145,405)	—
	$2,611,608	$1,538,793

There was bad debt expense related to accounts receivable of $220,405 and $0 in 2019 and 2018, respectively. The Company wrote-off $75,000 of accounts receivable in 2019 There was bad debt expense related to accounts receivable of $75,000 and $0 in 2019 and 2018. The Company created an allowance for doubtful accounts in 2019 for $145,405.